Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2022	2021	2020
Net income / (loss) attributable to equity holders of the parent - basic	$637,251	$(234,434)	$94,124
Convertible notes interest expense, accretion, and deferred financing amortization	19,584	—	—
Net income / (loss) attributable to equity holders of the parent - diluted	$656,835	$(234,434)	$94,124

Basic weighted average number of shares	55,455,277	54,718,709	54,665,898
Effect of dilutive potential basic shares:
Restricted stock	2,610,544	—	1,726,413
Convertible notes	5,445,455	—	—
	8,055,999	—	1,726,413
Diluted weighted average number of shares	63,511,276	54,718,709	56,392,311

Earnings / (Loss) Per Share:
Basic	$11.49	$(4.28)	$1.72
Diluted	$10.34	$(4.28)	$1.67